Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ (569)	$ (236)	$ (1,074)	$ (474)
Deferred	(274)	0	(548)	81
Income tax expense	$ (843)	$ (236)	$ (1,622)	$ (393)